Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	The estimated useful lives are as follows:
Useful Life
Office equipments	3 years
Office furniture and fixtures	3 – 5 years
Vehicles	3 – 5 years
Building	20 years
Leasehold improvements	lesser of lease term or expected useful life

Schedule of Noncontrolling Interests

Noncontrolling interests consist of the following:

	December 31,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	USD
VIDA	(39,556,588)	(43,638,871)	(6,096,006)
Viru	(10,518,406)	(10,683,880)	(1,492,454)
MicroAlgo	435,827,198	998,060,338	139,421,163
Total noncontrolling interests	385,752,204	943,737,587	131,832,703